Loss Per Share (Details 1) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Loss Per Share [Abstract]
Loss attributable to Company's owners, used in computation of basic loss per share	$ (2,227)	$ (226)	$ (1,544)	$ (2,510)
Adjustment in respect of the finance income relating to derivative financial instruments	(334)	(1,098)	(2,826)	(731)
Total loss per share	$ (2,561)	$ (1,324)	$ (4,370)	$ (3,241)
The weighted average of the number of ordinary shares in issue used in computation of basic loss per share (in thousands of shares)	330,347	6,117	199,293	5,607
Adjustment in respect of incremental shares assuming the conversion to derivative financial instruments	37,718	4,614	79,656	1,115
Total weighted average of the number of ordinary shares	368,065	10,731	278,949	6,722
Diluted loss per share (dollar)	$ (0.01)	$ (0.12)	$ (0.02)	$ (0.48)